Effects of Regulation (Tables)	12 Months Ended
Dec. 31, 2015
Regulated Generating Units to be Retired Before or During 2016

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Regulatory Assets

	AEP
	December 31,		Remaining Recovery Period
	2015	2014
Current Regulatory Assets	(in millions)
Under-recovered Fuel Costs - earns a return	$38.9	$121.2	1 year
Under-recovered Fuel Costs - does not earn a return	76.3	5.4	1 year
Total Current Regulatory Assets	$115.2	$126.6

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Storm Related Costs	$24.2	$20.2
Plant Retirement Costs - Materials and Supplies	20.9	—
West Virginia Vegetation Management Program	—	20.4
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	59.8	—
Storm Related Costs	18.2	100.4
Peak Demand Reduction/Energy Efficiency	13.1	9.0
Carbon Capture and Storage Product Validation Facility	—	13.3
IGCC Pre-Construction Costs	—	10.8
Ormet Special Rate Recovery Mechanism	—	10.5
Other Regulatory Assets Pending Final Regulatory Approval	31.7	42.7
Total Regulatory Assets Pending Final Regulatory Approval	167.9	227.3

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	577.4	—	29 years
Ohio Capacity Deferral	358.7	422.1	3 years
Ohio Phase-In Recovery Rider	304.5	377.5	3 years
Meter Replacement Costs	90.4	59.2	12 years
Ohio Distribution Decoupling	37.5	35.1	2 years
Mitchell Plant Transfer	19.3	—	25 years
Ohio Transmission Cost Recovery Rider	12.3	27.9	1 year
Red Rock Generating Facility	9.3	9.5	41 years
Storm Related Costs	8.8	13.0	3 years
Other Regulatory Assets Approved for Recovery	36.7	29.1	various
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	1,410.5	1,273.1	12 years
Income Taxes, Net	1,385.3	1,268.3	52 years
Unamortized Loss on Reacquired Debt	148.7	65.7	30 years
Storm Related Costs	94.6	26.0	5 years
Virginia Transmission Rate Adjustment Clause	74.6	53.2	2 years
Plant Retirement Costs - Asset Retirement Obligation Costs	58.0	—	25 years
Postemployment Benefits	42.6	39.2	5 years
Medicare Subsidy	41.8	46.5	9 years
Vegetation Management	36.9	5.4	6 years
Peak Demand Reduction/Energy Efficiency	33.3	62.4	2 years
Cook Plant Nuclear Refueling Outage Levelization	26.8	38.0	3 years
United Mine Workers of America Pension Withdrawal	14.4	25.4	10 years
Distribution Investment Rider	12.3	9.9	2 years
Carbon Capture and Storage Product Validation Facility	11.7	—	5 years
IGCC Pre-Construction Costs	10.9	—	25 years
Unrealized Loss on Forward Commitments	10.7	9.7	2 years
Transmission Cost Recovery Factor	9.9	15.4	1 year
Deferred System Reliability Rider Expenses	9.9	8.3	1 year
Indiana Capacity Costs	7.5	25.1	1 year
gridSMART® Costs	4.5	15.9	2 years
PJM Expense	4.1	21.9	2 years
Other Regulatory Assets Approved for Recovery	68.5	53.6	various
Total Regulatory Assets Approved for Recovery	4,972.4	4,036.4

Total Noncurrent Regulatory Assets	$5,140.3	$4,263.7

Regulatory Liabilities

	AEP
	December 31,		Remaining
	2015	2014	Refund Period
Current Regulatory Liabilities	(in millions)
Over-recovered Fuel Costs - pays a return	$84.8	$—	1 year
Over-recovered Fuel Costs - does not pay a return	29.1	55.2	1 year
Total Current Regulatory Liabilities	$113.9	$55.2

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$40.6	$35.2
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	16.8
Total Regulatory Liabilities Pending Final Regulatory Determination	40.8	52.0

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	2,656.5	2,660.3	(a)
Louisiana Refundable Construction Financing Costs	37.4	58.2	3 years
Advanced Metering Infrastructure Surcharge	21.2	43.7	5 years
Deferred Investment Tax Credits	14.7	25.8	43 years
Excess Earnings	10.6	11.1	38 years
Other Regulatory Liabilities Approved for Payment	20.5	3.8	various
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear
Decommissioning Liability	636.5	694.9	(b)
Deferred Investment Tax Credits	113.3	112.6	47 years
Transition Charges	46.5	46.8	12 years
Spent Nuclear Fuel Liability	43.4	43.5	(b)
Unrealized Gain on Forward Commitments	33.8	92.2	17 years
Deferred Wind Power Costs	11.8	—	2 years
Advanced Metering Costs	11.4	—	1 year
Indiana Off-system Sales Margin Sharing	—	19.4
Other Regulatory Liabilities Approved for Payment	37.7	28.1	various
Total Regulatory Liabilities Approved for Payment	3,695.3	3,840.4

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$3,736.1	$3,892.4

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

Appalachian Power Co [Member]
Regulated Generating Units to be Retired Before or During 2016

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Regulatory Assets

	APCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2015	2014
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$27.3	$60.7	1 year
Under-recovered Fuel Costs - does not earn a return	59.6	5.4	1 year
Total Current Regulatory Assets	$86.9	$66.1

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$9.3	$—
Vegetation Management Program - West Virginia	—	19.1
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs	32.7	—
Peak Demand Reduction/Energy Efficiency - Virginia	12.7	8.8
Amos Plant Transfer Costs - West Virginia	2.0	1.4
Storm Related Costs - West Virginia	—	65.2
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	—	13.3
IGCC Pre-Construction Costs - West Virginia, FERC	—	10.8
Expanded Net Energy Charge - Coal Inventory	—	3.4
Expanded Net Energy Charge - Construction Surcharge	—	2.3
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	—	1.3
Other Regulatory Assets Pending Final Regulatory Approval	0.6	0.1
Total Regulatory Assets Pending Final Regulatory Approval	57.3	125.7

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	86.5	—	24 years
Storm Related Costs - Virginia	8.8	13.0	3 years
RTO Formation/Integration Costs	2.1	2.5	4 years
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	441.7	381.7	25 years
Pension and OPEB Funded Status	217.6	212.5	12 years
Unamortized Loss on Reacquired Debt	101.5	11.1	30 years
Virginia Transmission Rate Adjustment Clause	74.6	53.2	2 years
Storm Related Costs - West Virginia	63.5	8.5	5 years
Vegetation Management Program - West Virginia	31.2	—	6 years
Postemployment Benefits	19.6	17.8	5 years
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC	11.7	—	5 years
IGCC Pre-Construction Costs - West Virginia, FERC	9.6	—	5 years
Medicare Subsidy - West Virginia, FERC	5.3	5.9	9 years
Virginia Generation Rate Adjustment Clause	5.2	3.8	3 years
Deferred Restructuring Costs - West Virginia	4.5	6.5	3 years
Peak Demand Reduction/Energy Efficiency - West Virginia	3.5	0.9	2 years
Uncollected Accounts - West Virginia	3.5	—	5 years
Asset Retirement Obligation	2.4	4.4	2 years
Transmission Agreement Phase-In - West Virginia	1.7	2.9	2 years
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC	1.2	—	7 years
Unrealized Loss on Forward Commitments	0.6	4.1	2 years
Virginia Environmental Rate Adjustment Clause	—	3.3
Other Regulatory Assets Approved for Recovery	0.6	0.1	various
Total Regulatory Assets Approved for Recovery	1,096.9	732.2

Total Noncurrent Regulatory Assets	$1,154.2	$857.9

Regulatory Liabilities

	APCo
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2015	2014
	(in millions)
Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Expanded Net Energy Charge - Construction Surcharge	$—	$5.4
Deferred Wind Power Costs - Virginia	—	4.5
Felman Special Rate Mechanism - West Virginia	—	2.1
Total Regulatory Liabilities Pending Final Regulatory Determination	—	12.0

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	612.9	617.3	(a)
Deferred Investment Tax Credits	1.0	1.3	43 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Wind Power Costs - Virginia	11.8	—	2 years
Unrealized Gain on Forward Commitments	8.4	19.7	2 years
Consumer Rate Relief - West Virginia	2.9	2.6	1 year
Other Regulatory Liabilities Approved for Payment	0.1	—	various
Total Regulatory Liabilities Approved for Payment	637.1	640.9

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$637.1	$652.9

(a)	Relieved as removal costs are incurred

Indiana Michigan Power Co [Member]
Regulated Generating Units to be Retired Before or During 2016

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Regulatory Assets

	I&M
	December 31,		Remaining Recovery Period
Regulatory Assets:	2015	2014
	(in millions)
Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$7.5	$0.8	1 year
Under-recovered Fuel Costs - does not earn a return	4.1	—	1 year
Total Current Regulatory Assets	$11.6	$0.8

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Materials and Supplies	$11.6	$—
Regulatory Assets Currently Not Earning a Return
Plant Retirement Costs - Asset Retirement Obligation Costs - Indiana	27.1	—
Cook Plant Turbine	9.7	6.6
Deferred Cook Plant Life Cycle Management Project Costs - Michigan	4.2	1.2
Stranded Costs on Abandoned Plants	3.9	3.9
Rockport Plant Dry Sorbent Injection System - Indiana	2.8	0.1
Storm Related Costs - Indiana	—	1.1
Other Regulatory Assets Pending Final Regulatory Approval	—	0.7
Total Regulatory Assets Pending Final Regulatory Approval	59.3	13.6

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Plant Retirement Costs - Unrecovered Plant	260.3	—	29 years
Cook Plant, Unit 2 Baffle Bolts - Indiana	6.6	6.9	23 years
RTO Formation/Integration Costs	1.5	1.8	4 years
Other Regulatory Assets Approved for Recovery	1.0	0.8	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	246.8	255.0	29 years
Pension and OPEB Funded Status	126.4	107.8	12 years
Cook Plant Nuclear Refueling Outage Levelization	26.8	38.0	3 years
Unamortized Loss on Reacquired Debt	12.0	13.3	17 years
Postemployment Benefits	10.7	10.0	5 years
Peak Demand Reduction/Energy Efficiency	10.6	16.6	2 years
Medicare Subsidy	9.2	10.2	9 years
Litigation Settlement - Indiana	8.6	9.5	10 years
Capacity Costs - Indiana	7.5	25.1	1 year
Off-system Sales Margin Sharing - Indiana	6.8	—	2 years
PJM Expense - Indiana	4.1	21.9	2 years
Unrealized Loss on Forward Commitments	3.2	0.5	2 years
Storm Related Costs - Indiana	1.8	—	1 year
Deferred Cook Plant Life Cycle Management Project Costs - Indiana	—	2.2
Deferred Restructuring Costs - Michigan	—	1.2
Other Regulatory Assets Approved for Recovery	1.1	1.8	various
Total Regulatory Assets Approved for Recovery	745.0	522.6

Total Noncurrent Regulatory Assets	$804.3	$536.2

Regulatory Liabilities

	I&M
	December 31,		Remaining Refund Period
Regulatory Liabilities:	2015	2014
	(in millions)
Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$0.3	$—	1 year
Over-recovered Fuel Costs - does not pay a return	—	7.1
Total Current Regulatory Liabilities	$0.3	$7.1

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Other Regulatory Liabilities Pending Final Regulatory Determination	$—	$0.1
Total Regulatory Liabilities Pending Final Regulatory Determination	—	0.1

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	350.6	378.5	(a)
Regulatory Liabilities Currently Not Paying a Return
Excess Asset Retirement Obligations for Nuclear Decommissioning Liability	636.5	694.9	(b)
Spent Nuclear Fuel Liability	43.4	43.5	(b)
Deferred Investment Tax Credits	35.0	38.3	21 years
Unrealized Gain on Forward Commitments	7.1	19.6	2 years
River Transportation Division Expenses	1.9	5.3	1 year
Off-system Sales Margin Sharing - Indiana	—	19.4
Other Regulatory Liabilities Approved for Payment	1.7	0.1	various
Total Regulatory Liabilities Approved for Payment	1,076.2	1,199.6

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$1,076.2	$1,199.7

(a)	Relieved as removal costs are incurred.

(b)	Relieved when plant is decommissioned.

Ohio Power Co [Member]
Regulated Generating Units to be Retired Before or During 2016

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Regulatory Assets

	OPCo
	December 31,		Remaining Recovery Period
Regulatory Assets:	2015	2014
	(in millions)
Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Ormet Special Rate Recovery Mechanism	$—	$10.5
gridSMART® Costs	1.3	—
Total Regulatory Assets Pending Final Regulatory Approval	1.3	10.5

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Capacity Deferral	358.7	422.1	3 years
Phase-In Recovery Rider	304.5	377.5	3 years
Distribution Decoupling	37.5	35.1	2 years
Transmission Cost Recovery Rider	12.3	27.9	1 year
RTO Formation/Integration Costs	3.1	3.7	4 years
Economic Development Rider	—	4.1
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	219.4	195.4	12 years
Income Taxes, Net	129.0	137.5	31 years
Distribution Investment Rider	12.3	9.9	2 years
Unamortized Loss on Reacquired Debt	10.4	11.7	23 years
Medicare Subsidy	9.3	10.3	9 years
Postemployment Benefits	7.3	6.1	5 years
gridSMART® Costs	4.5	15.9	2 years
Partnership with Ohio Contribution	2.4	0.4	3 years
Storm Related Costs	0.1	15.2	1 year
Peak Demand Reduction/Energy Efficiency	—	29.1
Enhanced Service Reliability Plan	—	6.5
Other Regulatory Assets Approved for Recovery	0.9	—	various
Total Regulatory Assets Approved for Recovery	1,111.7	1,308.4

Total Noncurrent Regulatory Assets	$1,113.0	$1,318.9

Regulatory Liabilities

	OPCo
	December 31,		Remaining Refund Period
	2015	2014
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - does not pay a return	$27.6	$46.3	1 year
Total Current Regulatory Liabilities	$27.6	$46.3

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Provision for Regulatory Loss	$40.6	$35.2
Other Regulatory Liabilities Pending Final Regulatory Determination	0.2	0.4
Total Regulatory Liabilities Pending Final Regulatory Determination	40.8	35.6

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	422.3	423.2	(a)
Economic Development Rider	5.0	—	2 years
Basic Transmission Cost Rider	4.9	—	2 years
Deferred Investment Tax Credits	—	0.1
Regulatory Liabilities Currently Not Paying a Return
Unrealized Gain on Forward Commitments	15.3	47.3	17 years
Regulatory Settlement	9.0	—	2 years
Enhanced Service Reliability Plan	8.0	—	2 years
Deferred Asset Phase-In Rider	5.1	7.1	5 years
Peak Demand Reduction/Energy Efficiency	1.5	—	2 years
Storm Related Costs	1.3	—	1 year
Low Income Customers/Economic Recovery	1.0	1.3	1 year
Other Regulatory Liabilities Approved for Payment	—	0.1
Total Regulatory Liabilities Approved for Payment	473.4	479.1

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$514.2	$514.7

(a)    Relieved as removal costs are incurred.

Public Service Co Of Oklahoma [Member]
Regulated Generating Units to be Retired Before or During 2016

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

Regulatory Assets

	PSO
	December 31,		Remaining Recovery Period
	2015	2014
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$—	$35.7
Total Current Regulatory Assets	$—	$35.7

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Storm Related Costs	$12.3	$16.6
Other Regulatory Assets Pending Final Regulatory Approval	1.1	1.1
Total Regulatory Assets Pending Final Regulatory Approval	13.4	17.7

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Meter Replacement Costs	35.8	—	11 years
Red Rock Generating Facility	9.3	9.5	41 years
Regulatory Assets Currently Not Earning a Return
Pension and OPEB Funded Status	95.1	89.7	12 years
Storm Related Costs	15.4	—	4 years
Peak Demand Reduction/Energy Efficiency	11.8	9.2	2 years
Deferred System Reliability Rider Expenses	9.9	8.3	1 year
Unamortized Loss on Reacquired Debt	6.8	8.0	17 years
Income Taxes, Net	6.1	1.9	35 years
Vegetation Management	4.5	2.9	1 year
Medicare Subsidy	4.4	4.9	9 years
Rate Case Expenses	1.2	—	2 years
Deferral of Major Generation Overhauls	0.7	1.3	2 years
Other Regulatory Assets Approved for Recovery	0.4	0.9	various
Total Regulatory Assets Approved for Recovery	201.4	136.6

Total Noncurrent Regulatory Assets	$214.8	$154.3

Regulatory Liabilities

	PSO
	December 31,		Remaining Refund Period
	2015	2014
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$76.1	$—	1 year
Total Current Regulatory Liabilities	$76.1	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities pending final regulatory determination:

Regulatory Liabilities Currently Not Paying a Return
Advanced Metering Costs	$—	$3.9
Other Regulatory Liabilities Pending Final Regulatory Determination	—	0.3
Total Regulatory Liabilities Pending Final Regulatory Determination	—	4.2

Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	275.5	275.4	(a)
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	46.3	46.9	26 years
Advanced Metering Costs	11.4	—	1 year
Base Plan Funding Costs	1.3	1.4	2 years
Base Load Purchase Power Contract	—	6.1
Other Regulatory Liabilities Approved for Payment	0.6	0.5	various
Total Regulatory Liabilities Approved for Payment	335.1	330.3

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$335.1	$334.5

(a)	Relieved as removal costs are incurred.

Southwestern Electric Power Co [Member]
Regulated Generating Units to be Retired Before or During 2016

Plant Name and Unit	Company	Gross Investment	Accumulated Depreciation	Net Investment	Materials and Supplies	Cost of Removal Regulatory Liability	Expected Retirement Date	Remaining Recovery Period
(in millions)
Northeastern Station, Unit 4	PSO	$182.5	$93.1	$89.4	$4.0	$11.3	2016	25 years
Welsh Plant, Unit 2	SWEPCo	176.1	98.6	77.5	4.6	19.9	2016	25 years
Total		$358.6	$191.7	$166.9	$8.6	$31.2

December 31, 2014
Assets:	(in millions)
Accounts Receivable	$90.6
Property, Plant and Equipment – Net	482.3
Other Classes of Assets That Are Not Major	52.0
Total Assets from Discontinued Operations on the Balance Sheet	$624.9

Liabilities:
Long-term Debt	$83.2
Obligations Under Capital Leases	189.0
Other Classes of Liabilities That Are Not Major	162.6
Total Liabilities from Discontinued Operations on the Balance Sheet	$434.8

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Other Revenues	$447.1	$641.6	$543.6

Other Operation Expense	321.3	459.5	455.7
Maintenance Expense	21.5	32.6	15.7
Depreciation and Amortization Expense	26.9	31.5	30.5
Taxes Other Than Income Taxes	10.6	14.2	10.0
Total Expenses	380.3	537.8	511.9

Other Income (Expense)	(16.9)	(17.1)	(15.5)

Pretax Income of Discontinued Operations	49.9	86.7	16.2
Income Tax Expense	19.4	39.0	5.9
Equity Earnings of Unconsolidated Subsidiaries	(0.1)	(0.2)	—
Income from Discontinued Operations of AEPRO	30.4	47.5	10.3

Gain on Sale of Discontinued Operations	240.1	—	—
Income Tax Expense (Benefit)	(13.2)	—	—
Gain on Sale of Discontinued Operations, Net of Tax	253.3	—	—

Total Income on Discontinued Operations as Presented on the Statements of Income	$283.7	$47.5	$10.3

Regulatory Assets

	SWEPCo
	December 31,		Remaining Recovery Period
	2015	2014
Regulatory Assets:	(in millions)

Current Regulatory Assets
Under-recovered Fuel Costs - earns a return	$4.1	$24.0	1 year
Total Current Regulatory Assets	$4.1	$24.0

Noncurrent Regulatory Assets
Regulatory assets pending final regulatory approval:

Regulatory Assets Currently Not Earning a Return
Shipe Road Transmission Project - FERC	$3.1	$2.3
Asset Retirement Obligation - Arkansas, Louisiana	1.7	1.1
Rate Case Expense - Texas	0.3	8.1
Other Regulatory Assets Pending Final Regulatory Approval	0.8	0.6
Total Regulatory Assets Pending Final Regulatory Approval	5.9	12.1

Regulatory assets approved for recovery:

Regulatory Assets Currently Earning a Return
Acquisition of Valley Electric Membership Corporation (VEMCO)	—	1.8
Other Regulatory Assets Approved for Recovery	0.2	0.1	various
Regulatory Assets Currently Not Earning a Return
Income Taxes, Net	271.9	254.9	31 years
Pension and OPEB Funded Status	108.9	99.9	12 years
Rate Case Expense - Texas	6.8	—	3 years
Unamortized Loss on Reacquired Debt	6.0	7.0	28 years
Unrealized Loss on Forward Commitments	5.5	1.1	2 years
Medicare Subsidy	4.8	5.3	9 years
Deferred Restructuring Costs - Louisiana	3.5	5.1	3 years
Peak Demand Reduction/Energy Efficiency	1.0	2.2	2 years
Vegetation Management Program - Louisiana	—	2.5
Other Regulatory Assets Approved for Recovery	1.3	1.6	various
Total Regulatory Assets Approved for Recovery	409.9	381.5

Total Noncurrent Regulatory Assets	$415.8	$393.6

Regulatory Liabilities

	SWEPCo
	December 31,		Remaining Refund Period
	2015	2014
Regulatory Liabilities:	(in millions)

Current Regulatory Liabilities
Over-recovered Fuel Costs - pays a return	$8.4	$—	1 year
Total Current Regulatory Liabilities	$8.4	$—

Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits
Regulatory liabilities approved for payment:

Regulatory Liabilities Currently Paying a Return
Asset Removal Costs	$396.8	$384.3	(a)
Refundable Construction Financing Costs - Louisiana	37.4	58.2	3 years
Excess Earnings - Texas	2.7	2.8	38 years
Generation Recovery Rider Costs - Arkansas	1.5	1.7	2 years
Regulatory Liabilities Currently Not Paying a Return
Deferred Investment Tax Credits	8.5	9.8	15 years
Other Regulatory Liabilities Approved for Payment	1.9	1.7	various
Total Regulatory Liabilities Approved for Payment	448.8	458.5

Total Noncurrent Regulatory Liabilities and Deferred Investment Tax Credits	$448.8	$458.5

(a)	Relieved as removal costs are incurred.